Non-current financial debt (Details 3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 20,627	$ 22,485
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	13,388	13,376
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,563	7,478
JPY
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		76
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,635	1,488
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 41	$ 67